Prepayments (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Prepayments [Line Items]
Advance payments	$ 99,858	$ 19,214,297	$ 19,214,297
Qingchao (shenzhen) Industrial Co., Ltd., [Member]
Prepayments [Line Items]
Advance payments	$ 39,606,638			¥ 268.73
Allowance for bad debts	100.00%